Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Relative TSR Percentile
(a)	(b)[1]	(c) [2]	(d)[3]	(e)[2]	(f)[4]	(g)[4]	(h)[5]	(i)[6]
2023	$6,877,217	$10,185,047	$1,317,779	$1,778,426	$231.47	$240.05	$57.00	65th Percentile
2022	$6,221,903	$(5,007,404)	$1,451,465	$168,428	$180.65	$145.24	$433.55	47th Percentile
2021	$6,351,696	$35,208,977	$1,447,828	$4,703,718	$271.25	$182.64	$367.16	95th Percentile

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2023	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2022	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Robert Chylak
2021	Lester Alfred Wong, Chan Pin Chong, Nelson Wong, and Stephen Ray Drake

Peer Group Issuers, Footnote	TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in our Company's stock (NASDAQ: KLIC) as of October 2, 2020. TSR determined in Column (g) is based on the value of an initial fixed investment of $100 in the S&P 600 Semiconductor Materials & Equipment Index as of October 2, 2020.
PEO Total Compensation Amount	$ 6,877,217	$ 6,221,903	$ 6,351,696
PEO Actually Paid Compensation Amount	$ 10,185,047	(5,007,404)	35,208,977
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with the applicable SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year		SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Prior Awards	Change in Value of Vested Awards	Prior Year End Value of Failed to Vest Awards	Total Fair Value Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)	(d)
2023	PEO	$6,877,217	$5,576,880	$6,180,977	$2,045,776	$657,957	$0	$8,884,710	$10,185,047
	NEOs	$1,317,779	$760,537	$868,236	$271,086	$81,863	$0	$1,221,184	$1,778,426
2022	PEO	$6,221,903	$4,131,665	$3,801,363	$(8,943,599)	$(1,955,407)	$0	$(7,097,642)	$(5,007,404)
	NEOs	$1,451,465	$670,322	$594,563	$(1,090,746)	$(116,532)	$0	$(612,715)	$168,428
2021	PEO	$6,351,696	$3,837,192	$13,161,605	$18,908,278	$624,591	$0	$32,694,473	$35,208,977
	NEOs	$1,447,828	$555,521	$1,791,823	$1,897,768	$121,819	$0	$3,811,410	$4,703,718
(a) The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year
(i-iv) The recalculated value of equity awards for each applicable year includes the addition of the following:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;
(iii) Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.
(c) “Total Fair Value Adjustments” is equal to the sum of items (i-iv) and represents the cumulative change in Fair Value across all outstanding, vested, and cancelled awards during the fiscal year.
(d) “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules and is equal to (a) – (b) + (c)

Non-PEO NEO Average Total Compensation Amount	$ 1,317,779	1,451,465	1,447,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,778,426	168,428	4,703,718
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with the applicable SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year		SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Prior Awards	Change in Value of Vested Awards	Prior Year End Value of Failed to Vest Awards	Total Fair Value Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)	(d)
2023	PEO	$6,877,217	$5,576,880	$6,180,977	$2,045,776	$657,957	$0	$8,884,710	$10,185,047
	NEOs	$1,317,779	$760,537	$868,236	$271,086	$81,863	$0	$1,221,184	$1,778,426
2022	PEO	$6,221,903	$4,131,665	$3,801,363	$(8,943,599)	$(1,955,407)	$0	$(7,097,642)	$(5,007,404)
	NEOs	$1,451,465	$670,322	$594,563	$(1,090,746)	$(116,532)	$0	$(612,715)	$168,428
2021	PEO	$6,351,696	$3,837,192	$13,161,605	$18,908,278	$624,591	$0	$32,694,473	$35,208,977
	NEOs	$1,447,828	$555,521	$1,791,823	$1,897,768	$121,819	$0	$3,811,410	$4,703,718
(a) The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(i-iv) The recalculated value of equity awards for each applicable year includes the addition of the following:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;
(iii) Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.
(c) “Total Fair Value Adjustments” is equal to the sum of items (i-iv) and represents the cumulative change in Fair Value across all outstanding, vested, and cancelled awards during the fiscal year.
(d) “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules and is equal to (a) – (b) + (c)

Compensation Actually Paid vs. Total Shareholder Return
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The following chart illustrates a comparison of our Company's cumulative TSR, the peer group TSR and CAP. CAP values are aligned with the stock price performance of our Company and reflect the Company's use of equity incentives that are directly related to stock price performance.

Compensation Actually Paid vs. Net Income	The following chart illustrates a comparison of our Company's Net Income and CAP:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates a comparison of our Company's relative TSR Percentile across each fiscal year relative to CAP:
Total Shareholder Return Vs Peer Group
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The following chart illustrates a comparison of our Company's cumulative TSR, the peer group TSR and CAP. CAP values are aligned with the stock price performance of our Company and reflect the Company's use of equity incentives that are directly related to stock price performance.

Tabular List, Table

Financial Performance Measure
Relative Total Shareholder Return
Operating Margin
Organic Revenue Growth

Total Shareholder Return Amount	$ 231.47	180.65	271.25
Peer Group Total Shareholder Return Amount	240.05	145.24	182.64
Net Income (Loss)	$ 57,000,000.00	$ 433,550,000	$ 367,160,000
Company Selected Measure Amount	0.65	0.47	0.95
PEO Name	Fusen Chen
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (Dr. Chen) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts in Column (h) reflects our Company’s GAAP Net Income for each fiscal year (in millions).
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description	We have selected Relative Total Shareholder Return (rTSR) as our Company Selected Measure, which is the most important financial measure that links company performance with Compensation Actually Paid. The calculations within this column represent the 1-year Relative TSR percentile of our Company as compared against the same peer group as defined in the most recent fiscal year relative TSR PSU agreement.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,576,880	$ 4,131,665	$ 3,837,192
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,180,977	3,801,363	13,161,605
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,045,776	(8,943,599)	18,908,278
PEO | Equity Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	657,957	(1,955,407)	624,591
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,884,710	(7,097,642)	32,694,473
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	760,537	670,322	555,521
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	868,236	594,563	1,791,823
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	271,086	(1,090,746)	1,897,768
Non-PEO NEO | Equity Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	81,863	(116,532)	121,819
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,221,184	$ (612,715)	$ 3,811,410